Leases - Schedule of Group's Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation	$ (13,377)	$ (8,913)	$ (9,869)
Interest expense on lease liabilities	(6,614)	(3,840)	(6,022)
Foreign currency difference on lease liability	(1,695)	(1,932)	11,682
Gain/(loss) from extinguishment of lease agreement	375	(28)	(3,859)
Total amount recognized in profit and loss	(21,311)	(14,713)	(8,068)
Facilities
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation	(11,922)	(7,631)	(9,423)
Fleet
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation	(161)	(180)	(119)
Equipment
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation	$ (1,294)	$ (1,102)	$ (327)